Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities That Are Measured at Fair Value

A summary of the assets and liabilities that are measured at fair value as of December 31, 2025 is as follows (in thousands):

	Year Ended December 31, 2025
	Carrying Value	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Treasury securities	$47,745	$—	$47,745	$—
Other investments (ASC 321)	8,080	—	—	8,080
Total	$55,825	$—	$47,745	$8,080
Liabilities:
Convertible notes payable	199,323	—	—	199,323
Total	$199,323	$—	$—	$199,323

Schedule of Assets and Liabilities Measured as Level 3 at Fair Value on a Recurring Basis

The following table provides a reconciliation of the Company’s assets and liabilities measured as a Level 3 at fair value on a recurring basis using significant unobservable inputs (in thousands):

	Other Investments	Convertible Notes Payable
Balance as of December 31, 2023	$—	$—
Fair value at issuance	—	26,558
Fair value adjustment	—	6,875
Balance as of December 31, 2024	—	33,433
Fair value at issuance	5,000	42,171
Fair value adjustment	580	123,719
Balance as of December 31, 2025	$5,580	$199,323